(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted (Loss) Earnings Per Share
In 2011, 2010 and 2009, basic and diluted (loss) earnings per share (EPS) were calculated as follows:

	2011		2010		2009
	Basic	Diluted	Basic	Diluted	Basic	Diluted
In millions, except per share amounts
EPS Numerator:
Net (loss) income attributable to common stockholders	$(1,536.0)	$(1,536.0)	$34.4	$34.4	$(68.3)	$(68.3)
EPS Denominator:
Weighted-average shares outstanding	229.9	229.9	226.9	226.9	223.9	223.9
Stock options and restricted stock units	—	—	—	1.2	—	—
Common stock related to acquisitions	—	—	—	2.1	—	—
Total shares	229.9	229.9	226.9	230.2	223.9	223.9
(Loss) earnings per share	$(6.68)	$(6.68)	$0.15	$0.15	$(0.31)	$(0.31)